RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Note 3 - RELATED PARTY TRANSACTIONS

Accounts and Notes Payable related party

On November 15, 2017, Elite Beverage International issued an unsecured note payable for $80,300 to Jon McKenzie at a 6% interest rate, due upon demand. An addendum to the note was added in 2018 for an additional $127,637 in funding which was received in various advances throughout the year.

For the Year ended December 31, 2019, Jon McKenzie advanced a total of $2,000 for operating expenses of the company, which was added to the addendum. Interest expense for this note for the year ended December 31, 2019, and the year ended December 31, 2020, was $12,294 and $7,897 respectively.

On September 4, 2020, the Company reduced their debt by $439,545 with the retirement of two 6% interest bearing notes for $159,752 and $50,185 collectively and accrued interest of $30,693. These two notes held by the Company’s former CEO, COO and Board Director Jon McKenzie were forgiven after his departure. The company reduced its debt by $198,915 from accounts payable that were forgiven after Jon McKenzie’s departure. There was no subsequent terms or conditions set forth for the debt forgiveness. The total amount forgiven was $439,545 and charged to additional paid in capital

For the year ended December 31, 2019, and 2020, we had $36,000 and $36,000 respectively in consulting expense to “I Know a Dude, Inc.” owned by Laya Clark. Mr. Clark is a member of our Board of Directors. As of December 31, 2019, and 2020, we had an outstanding balance due of $36,000 and $65,922 respectively, which is included in accounts payable related party.

For the year ended December 31, 2019 we had $4,500 in accounting expense respectively to “The Mosely Group.” owned by Reesa McKenzie. Ms. McKenzie is the sister of John McKenzie. As of December 31, 2019, and 2020, we had an outstanding balance due of $4,500 and $4,500 respectively, which is included in accounts payable related party.

As of December 31, 2020, we had outstanding balances due to Joey Firestone of $37,316 for un-reimbursed business expenses. We also had an outstanding balance due to Joey Firestone of $115,000 for consulting services, which is included in accounts payable related party.

On June 14, 2019, Laya Clark (a member of our board of directors) entered into an advisor service agreement for one year for 1,000,000 shares of restricted 144 stock that was issued on October 3, 2019.